Other Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2018
Other Accounts Payable [Abstract]
Schedule of other accounts payable
	December 31,
	2018	2017
	USD

Employees and payroll accruals	$149	$225
Accrued expenses	973	772

	$1,122	$997